UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _11/30/16_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2016 (unaudited)

	Shares/Warrants			Value
Common Stocks and Other Equity Interests 0.0%†
Mexico 0.0%†
[a] Corporacion GEO SAB de CV, B	221,287			$69,871
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	346,196			—
				69,871
South Africa 0.0%
[a,c] Edcon Holdings Ltd., F wts., 2/20/49	4,375			—
[a,c] Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			—
[a,c] Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039			—
				—
Total Common Stocks and Other Equity Interests (Cost $9,316,759)				69,871
	Principal Amount*
Foreign Government and Agency Securities 64.0%
Argentina 6.9%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	206,097,000		ARS	13,032,703
16.00%, 10/17/23	87,252,000		ARS	5,356,204
senior note, 15.50%, 10/17/26	349,007,000		ARS	21,345,927
				39,734,834
Brazil 7.7%
Nota Do Tesouro Nacional,
10.00%, 1/01/21	1,725	[d]	BRL	483,358
10.00%, 1/01/25	13,416	[d]	BRL	3,615,163
10.00%, 1/01/27	15,337	[d]	BRL	4,085,413
[e] Index Linked, 6.00%, 5/15/17	134	[d]	BRL	116,336
[e] Index Linked, 6.00%, 5/15/19	1,490	[d]	BRL	1,293,081
[e] Index Linked, 6.00%, 8/15/22	9,322	[d]	BRL	8,029,731
[e] Index Linked, 6.00%, 5/15/23	10,763	[d]	BRL	9,315,085
[e] Index Linked, 6.00%, 8/15/24	2,360	[d]	BRL	2,041,891
[e] Index Linked, 6.00%, 8/15/50	18,020	[d]	BRL	15,659,571
				44,639,629
Colombia 3.1%
Government of Colombia, senior bond,
7.75%, 4/14/21	2,433,000,000		COP	828,605
4.375%, 3/21/23	164,000,000		COP	46,273
9.85%, 6/28/27	262,000,000		COP	99,701
Titulos de Tesoreria,
B, 5.00%, 11/21/18	565,000,000		COP	179,088
B, 7.75%, 9/18/30	16,777,000,000		COP	5,557,633
senior bond, B, 11.25%, 10/24/18	2,335,000,000		COP	821,100
senior bond, B, 7.00%, 5/04/22	2,211,000,000		COP	724,000
senior bond, B, 10.00%, 7/24/24	4,722,000,000		COP	1,790,490
senior bond, B, 7.50%, 8/26/26	16,738,000,000		COP	5,531,025
senior bond, B, 6.00%, 4/28/28	3,465,000,000		COP	995,357
senior note, B, 7.00%, 9/11/19	1,585,000,000		COP	520,068
senior bond, B, 11.00%, 7/24/20	1,655,000,000		COP	610,159
				17,703,499
Croatia 1.5%
[f] Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000			8,606,387

Dominican Republic 2.3%
[g] Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000			13,321,630

El Salvador 0.4%
[f] Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000			2,298,504

Ethiopia 1.5%
[f] Ethiopia International Bond, 144A, 6.625%, 12/11/24	10,000,000			8,939,550

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)

Ghana 3.7%
Ghana Treasury Note,
24.25%, 10/09/17	1,130,000	GHS	261,727
23.95%, 11/06/17	610,000	GHS	141,159
23.30%, 12/11/17	2,560,000	GHS	589,760
24.25%, 6/11/18	10,040,000	GHS	2,344,536
Government of Ghana,
23.00%, 2/13/17	9,670,000	GHS	2,217,923
25.48%, 4/24/17	230,000	GHS	53,227
24.44%, 5/29/17	3,670,000	GHS	848,006
26.00%, 6/05/17	130,000	GHS	30,269
25.40%, 7/31/17	3,410,000	GHS	793,118
23.00%, 8/21/17	13,160,000	GHS	3,018,515
23.23%, 2/19/18	3,340,000	GHS	768,617
22.49%, 4/23/18	1,730,000	GHS	395,228
23.47%, 5/21/18	8,220,000	GHS	1,901,035
19.04%, 9/24/18	14,300,000	GHS	3,107,511
24.50%, 10/22/18	5,917,000	GHS	1,417,894
24.50%, 4/22/19	5,300,000	GHS	1,302,827
24.50%, 5/27/19	2,040,000	GHS	500,750
21.00%, 3/23/20	110,000	GHS	25,598
24.50%, 6/21/21	5,530,000	GHS	1,443,590
24.75%, 7/19/21	670,000	GHS	175,448
			21,336,738
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000	INR	1,046,116
senior bond, 8.35%, 5/14/22	20,200,000	INR	321,457
senior note, 7.28%, 6/03/19	2,700,000	INR	40,499
senior note, 8.12%, 12/10/20	51,300,000	INR	799,903
senior note, 7.80%, 4/11/21	91,600,000	INR	1,416,360
senior note, 7.16%, 5/20/23	12,700,000	INR	193,613
senior note, 8.83%, 11/25/23	171,200,000	INR	2,830,946
			6,648,894
Indonesia 7.0%
Government of Indonesia,
FR36, 11.50%, 9/15/19	40,000,000,000	IDR	3,219,452
FR48, 9.00%, 9/15/18	2,961,000,000	IDR	223,019
senior bond, FR31, 11.00%, 11/15/20	134,139,000,000	IDR	10,897,399
senior bond, FR39, 11.75%, 8/15/23	1,780,000,000	IDR	155,967
senior bond, FR40, 11.00%, 9/15/25	58,140,000,000	IDR	5,040,732
senior bond, FR42, 10.25%, 7/15/27	2,368,000,000	IDR	199,546
senior bond, FR44, 10.00%, 9/15/24	1,066,000,000	IDR	86,916
senior bond, FR46, 9.50%, 7/15/23	80,000,000,000	IDR	6,330,936
senior bond, FR53, 8.25%, 7/15/21	6,465,000,000	IDR	483,474
senior bond, FR56, 8.375%, 9/15/26	70,379,000,000	IDR	5,296,928
senior bond, FR61, 7.00%, 5/15/22	1,720,000,000	IDR	122,154
senior bond, FR63, 5.625%, 5/15/23	3,071,000,000	IDR	199,975
senior bond, FR70, 8.375%, 3/15/24	85,338,000,000	IDR	6,391,296
senior note, FR66, 5.25%, 5/15/18	3,553,000,000	IDR	254,301
senior note, FR69, 7.875%, 4/15/19	21,627,000,000	IDR	1,597,390
			40,499,485
Iraq 3.8%
[f] Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000		21,763,012

Kenya 3.5%
Government of Kenya, senior note,
[f] 144A, 6.875%, 6/24/24	6,033,000		5,744,019
[g] Reg S, 5.875%, 6/24/19	7,200,000		7,350,444

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)

[g] Reg S, 6.875%, 6/24/24	7,700,000			7,331,170
				20,425,633
Mexico 2.8%
Government of Mexico,
7.75%, 12/14/17	1,503,920	[h]	MXN	7,444,974
M, 4.75%, 6/14/18	43,400	[h]	MXN	206,114
senior note, 8.50%, 12/13/18	904,500	[h]	MXN	4,564,586
senior note, M, 5.00%, 6/15/17	607,200	[h]	MXN	2,933,104
senior note, M, 5.00%, 12/11/19	225,300	[h]	MXN	1,046,738
				16,195,516
Senegal 1.2%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	6,900,000			6,885,648

Serbia 2.0%
[f] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	10,250,000			11,461,191

South Africa 1.4%
Government of South Africa,
8.00%, 1/31/30	2,690,000		ZAR	170,710
8.875%, 2/28/35	8,080,000		ZAR	534,057
9.00%, 1/31/40	6,730,000		ZAR	443,896
8.75%, 1/31/44	11,850,000		ZAR	759,203
8.75%, 2/28/48	6,530,000		ZAR	418,257
R186, 10.50%, 12/21/26	76,150,000		ZAR	5,924,697
				8,250,820
Sri Lanka 1.2%
Government of Sri Lanka,
10.60%, 9/15/19	321,640,000		LKR	2,110,214
8.00%, 11/01/19	18,120,000		LKR	110,870
9.25%, 5/01/20	68,990,000		LKR	429,659
11.20%, 7/01/22	31,680,000		LKR	203,561
A, 9.00%, 5/01/21	387,750,000		LKR	2,339,968
A, 11.00%, 8/01/21	259,200,000		LKR	1,668,214
				6,862,486
Ukraine 6.7%
[f] Government of Ukraine, 144A,
7.75%, 9/01/19	5,855,000			5,683,156
7.75%, 9/01/20	8,667,000			8,266,151
7.75%, 9/01/21	3,506,000			3,297,919
7.75%, 9/01/22	3,406,000			3,167,665
7.75%, 9/01/23	3,406,000			3,129,263
7.75%, 9/01/24	3,406,000			3,095,203
7.75%, 9/01/25	3,406,000			3,065,638
7.75%, 9/01/26	3,406,000			3,056,885
7.75%, 9/01/27	3,406,000			3,031,340
[a,i] VRI, GDP Linked Securities, 5/31/40	10,087,000			2,989,736
				38,782,956
Zambia 6.2%
[f] Government of Zambia International Bond, 144A,
5.375%, 9/20/22	26,070,000			22,386,961
8.50%, 4/14/24	2,470,000			2,330,210
[f] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	11,460,000			10,852,964
				35,570,135
Total Foreign Government and Agency Securities (Cost $400,896,055)				369,926,547
Quasi-Sovereign and Corporate Bonds 11.3%
Bermuda 0.4%
[f] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,300,000			2,474,522

Canada 1.7%
[f] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000			9,750,000

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
Chile 2.1%
[f] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000			12,210,000
Costa Rica 2.5%
[c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,400,000			14,239,814
Nigeria 1.3%
[f] Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	8,170,000			7,504,513
Peru 0.1%
[f] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,	768,800			745,889
5/31/18
South Africa 0.6%
[f] Edcon Ltd.,
[j] senior secured note, 144A, 9.50%, 3/01/18	7,250,000			1,450,000
[j] senior secured note, 144A, 9.50%, 3/01/18	2,828,000		EUR	599,423
[k] senior secured note, 144A, PIK, 12.75%, 6/30/19	1,886,005		EUR	446,020
[k] super senior secured note, 144A, PIK, 8.00%, 6/30/19	1,802,728		EUR	1,303,475
				3,798,918
Turkey 1.2%
[f] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	6,680,000			6,901,242
Ukraine 0.5%
[f] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	3,005,000			2,742,062
United States 0.9%
General Electric Co., senior note, A, 8.50%, 4/06/18	101,000,000		MXN	5,036,630
Total Quasi-Sovereign and Corporate Bonds (Cost $81,086,350)				65,403,590
Total Investments before Short Term Investments (Cost $491,299,164)				435,400,008

Short Term Investments 19.5%
[l] Senior Floating Rate Interests (Cost $13,468,751) 2.3%
South Africa 2.3%
Edcon Ltd., Tranche 2 Bridge Facility, 4.661% - 8.00%, 12/30/16	13,551,880			13,549,847
Foreign Government and Agency Securities 0.8%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	1,417,000,000		COP	444,364
Mexico 0.7%
[m] Mexico Treasury Bill, 1/19/17 - 11/09/17	8,635,540	[n]	MXN	4,073,903
Total Foreign Government and Agency Securities (Cost $4,908,490)				4,518,267
U.S. Government and Agency Securities (Cost $29,999,799) 5.2%
United States 5.2%
[m] U.S. Treasury Bill, 12/01/16	30,000,000			30,000,000
Total Investments before Money Market Funds (Cost $539,676,204)				483,468,122
	Shares
Money Market Funds (Cost $64,287,717) 11.2%
United States 11.2%
[a,o] Institutional Fiduciary Trust Money Market Portfolio	64,287,717			64,287,717

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)

Total Investments (Cost $603,963,921) 94.8%	547,755,839
Other Assets, less Liabilities 5.2%	30,339,437
Net Assets 100.0%	$578,095,276

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2016, the value of this security was $-.
c See Note 6 regarding restricted securities.
d Principal amount is stated in 1,000 Brazilian Real Units.
e Redemption price at maturity is adjusted for inflation.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2016, the aggregate value of these securities was $186,178,548, representing 32.2% of net assets.
g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2016, the aggregate value of these securities was $28,003,244, representing 4.8% of net assets.
h Principal amount is stated in 100 Mexican Peso Units.
i The principal represents the notional amount. See Note 3 regarding value recovery instruments.
j Defaulted security or security for which income has been deemed uncollectible.
k Income may be received in additional securities and/or cash.
l The coupon rate shown represents the rate at period end.
m The security was issued on a discount basis with no stated coupon rate.
n Principal amount is stated in 10 Mexican Peso Units.
o See Note 7 regarding investments in affiliated management investment companies.

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2016 (unaudited) (continued)
At November 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	JPHQ	Sell	4,946,000	$3,519,964	12/12/16	$-	$(130,247)
Ghana Cedi	BZWS	Buy	2,895,477	703,042	12/12/16	-	(44,321)
Australian Dollar	JPHQ	Sell	7,297,000	5,384,566	12/13/16	-	(570)
Australian Dollar	CITI	Sell	4,919,000	3,630,812	12/14/16	721	-
Australian Dollar	JPHQ	Sell	2,458,000	1,759,633	12/14/16	-	(54,306)
Euro	MSCO	Sell	907,070	1,022,322	12/15/16	60,126	-
Euro	HSBK	Sell	826,000	919,057	1/13/17	41,466	-
Euro	SCNY	Sell	628,500	691,476	1/13/17	23,721	-
Euro	BZWS	Sell	10,415,000	11,253,512	1/17/17	185,896	-
Japanese Yen	CITI	Sell	624,500,000	5,363,001	1/17/17	-	(113,288)
Japanese Yen	SCNY	Sell	1,873,240,000	16,038,151	1/17/17	-	(388,436)
Euro	GSCO	Sell	2,753,000	3,047,791	1/18/17	122,146	-
Japanese Yen	HSBK	Sell	1,620,890,000	15,457,658	1/19/17	1,242,653	-
Japanese Yen	SCNY	Sell	1,770,880,000	16,904,565	1/19/17	1,374,168	-
Euro	DBAB	Sell	1,506,000	1,658,889	1/23/17	58,064	-
Japanese Yen	DBAB	Sell	626,420,000	5,427,074	1/23/17	-	(67,552)
Malaysian Ringgit	DBAB	Buy	3,942,000	984,712	1/23/17	-	(109,451)
Malaysian Ringgit	DBAB	Sell	3,942,000	946,800	1/23/17	71,539	-
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,245,735	1/23/17	-	(126,902)
Malaysian Ringgit	JPHQ	Sell	5,039,000	1,211,298	1/23/17	92,465	-
Euro	BZWS	Sell	2,547,416	2,792,566	1/27/17	84,235	-
Malaysian Ringgit	DBAB	Buy	4,793,000	1,197,262	1/27/17	-	(133,632)
Malaysian Ringgit	DBAB	Sell	4,793,000	1,151,057	1/27/17	87,427	-
Euro	DBAB	Sell	4,531,031	4,970,496	1/30/17	152,579	-
Euro	CITI	Sell	358,630	400,016	2/08/17	18,529	-
Euro	DBAB	Sell	3,298,550	3,609,461	2/14/17	99,762	-
Euro	GSCO	Sell	910,000	1,003,321	2/14/17	35,069	-
Euro	SCNY	Sell	413,000	452,194	2/14/17	12,757	-
Euro	DBAB	Sell	359,450	387,523	2/17/17	5,014	-
Euro	MSCO	Sell	907,070	977,200	2/17/17	11,940	-
Euro	DBAB	Sell	1,347,000	1,433,558	2/22/17	-	(168)
Euro	JPHQ	Sell	2,260,000	2,538,943	2/22/17	133,434	-
Euro	BOFA	Sell	1,604,997	1,710,943	2/27/17	2,236	-
Euro	SCNY	Sell	362,390	386,439	2/27/17	632	-
South African Rand	HSBK	Sell	28,567,455	2,006,592	3/01/17	14,207	-
Australian Dollar	CITI	Sell	4,886,000	3,733,735	3/13/17	135,489	-
Australian Dollar	BOFA	Sell	1,753,000	1,338,328	3/29/17	47,812	-
Malaysian Ringgit	DBAB	Buy	2,499,000	626,190	7/20/17	-	(77,672)
Malaysian Ringgit	DBAB	Sell	2,499,000	596,990	7/20/17	48,471	-
Total Forward Exchange Contracts						$4,162,558	$(1,246,545)
Net unrealized appreciation (depreciation)						$2,916,013

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)

At November 30, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%
	LCH	$17,160,000	10/17/17	$26,928	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%	LCH	75,850,000	7/29/25	-	(1,557,087)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%
	LCH	39,530,000	7/29/45	-	(2,543,153)
Total Interest Rate Swap Contracts				$26,928	$(4,100,240)
Net unrealized appreciation (depreciation)					$(4,073,312)

ABBREVIATIONS

Counterparty / Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank & Co.
LCH	-	LCH Clearnet LLC
MSCO	-	Morgan Stanley
SCNY	-	Standard Chartered Bank

Currency

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
LKR	-	Sri Lankan Rupee
USD	-	United States Dollar
MXN	-	Mexican Peso
ZAR	-	South African Rand

Selected Portfolio

BBA	-	British Bankers Association
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment-In-Kind
VRI	-	Value Recovery Instrument

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

As approved by the Fund’s Board of Trustees (the Board), at a meeting held on July 13, 2016, the Fund’s fiscal year-end will be changed to December 31st. This will result in the Fund having a fiscal year that is shorter than a full calendar year for the period ended December 31, 2016.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund's NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At November 30, 2016, the Fund received $938,719 in United Kingdom Treasury Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$617,707,558

Unrealized appreciation	$19,441,506
Unrealized depreciation	(89,393,225)
Net unrealized appreciation (depreciation)	$(69,951,719)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At November 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Warrants	Issuer	Date	Cost	Value
4,375	[a] Edcon Holdings Ltd., F w ts., 2/20/49	11/27/15	$46	$-
78,291,411	[a] Edcon Holdings Ltd., F1 w ts., 2/20/49	11/27/15	829,537	-
6,340,039	[a] Edcon Holdings Ltd., F2 w ts., 2/20/49	11/27/15	67,176	-
14,400,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	14,400,000	14,239,814
	Total Restricted Securities (Value is 2.5% of Net Assets)		$15,296,759	$14,239,814

[a] The Fund also invests in unrestricted securities of the issuer, valued at $17,348,765 as of November 30, 2016.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	91,119,633	85,867,971	(112,699,887)	64,287,717	$64,287,717	$ - $	-	0.4%

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a]	$69,871	$-	$-	b $	69,871
Foreign Government and Agency Securities[c]	-	374,444,814	-		374,444,814
Quasi-Sovereign and Corporate Bonds[c]	-	51,163,776	14,239,814		65,403,590
Senior Floating Rate Interests	-	13,549,847	-		13,549,847
Short Term Investments	94,287,717	-	-		94,287,717
Total Investments in Securities	$94,357,588	$439,158,437	$14,239,814		$547,755,839

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$4,162,558	$-		$4,162,558
Sw ap Contracts	-	26,928	-		26,928
Total Other Financial Instruments	$-	$4,189,486	$-		$4,189,486

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$1,246,545	$-		$1,246,545
Sw ap Contracts	-	4,100,240	-		4,100,240
Total Other Financial Instruments	$-	$5,346,785	$-		$5,346,785

aIncludes common stocks and other equity investments.
bIncludes securities determined to have no value at November 30, 2016.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2016, is as follows:

Net Change in
Unrealized
							Net		Appreciation
	Balance at			Transfers			Realized Net Unrealized		(Depreciation)
	Beginning of			Into (Out of)	Cost Basis		Gain Appreciation	Balance at End of	on Assets Held
	Period	Purchases	Sales	Level 3	Adjustments		(Loss) (Depreciation)	Period	at Period End
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$15,288,746	$ -	$-	$-	$ - $	- $	(1,048,932)	$14,239,814	$(1,048,932)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2016, are as follows:

					Impact to Fair
	Fair Value at End				Value if Input
Description	of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$14,239,814	Discounted cash flow model	Discount rate [b]	8.2%	Decrease[c]

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c Represents a significant impact to fair value and net assets.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Notes to Statement of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date February 27, 2017

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date February 27, 2017